CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (193.0)	$ (317.6)	$ (299.1)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation expense related to stock based and directors' compensation	0.9	0.7	3.9
Depreciation of non-current assets	119.6	117.9	101.4
Impairment of non-current assets	0.0	77.1	11.4
Amortization of acquired contract backlog	0.0	0.0	20.2
Gain on disposal of assets	(4.8)	(19.0)	(6.4)
Amortization of deferred finance charges	6.5	5.6	3.6
Effective interest rate adjustments	3.7	5.0	4.7
Unrealized loss on financial instruments	0.0	27.4	45.1
(Income)/loss from equity method investments	(16.1)	(9.5)	9.0
Non-cash loan fees related to settled debt	0.0	0.0	5.6
Deferred income tax	(0.5)	1.1	1.4
Change in assets and liabilities
Amounts due to/from related parties	(13.7)	26.7	(8.6)
Accrued expenses	10.3	(10.4)	(1.6)
Long term accrued interest	29.0	41.1	0.0
Other current and non-current assets, net	(11.5)	9.0	(20.8)
Other current and non-current liabilities, net	10.7	(9.9)	41.2
Net cash used in operating activities	(58.9)	(54.8)	(89.0)
Cash flows from investing activities
Purchase of plant and equipment	(0.1)	0.0	(1.9)
Proceeds from sale of fixed assets	2.7	37.7	7.1
Purchase of financial instruments and marketable debt securities	0.0	(92.5)	(6.9)
Repayment of/(funding provided by) shareholder loan	46.5	(25.5)	(30.8)
Proceeds from disposal of equity method investments	10.6	0.0	0.0
Proceeds from sale of financial instruments and marketable debt securities	0.0	3.0	31.3
Additions to newbuildings	0.0	(5.0)	(142.6)
Additions to jack-up drilling rigs	(18.8)	(37.4)	(127.3)
Net cash provided by/(used in) investing activities	40.9	(119.7)	(271.1)
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs and conversion of shareholders' loans	44.8	60.2	49.2
Repayment of long-term debt	0.0	0.0	(390.0)
Proceeds, net of deferred loan costs, from issuance of long-term debt	0.0	5.0	679.6
Proceeds, net of deferred loan costs, from issuance of short-term debt	0.0	0.0	58.5
Net cash provided by financing activities	44.8	65.2	397.3
Net increase (decrease) in cash and cash equivalents and restricted cash	26.8	(109.3)	37.2
Cash and cash equivalents and restricted cash at beginning of the period	19.2	128.5	91.3
Cash and cash equivalents and restricted cash at end of the period	46.0	19.2	128.5
Supplemental Disclosure of Cash Flow Information
Interest paid, net of capitalized interest	(57.2)	(40.1)	(69.0)
Income taxes refunded (paid), net	0.8	(8.6)	(1.3)
Issuance of long-term debt as non-cash settlement for deferred amendments	5.0	0.0	0.0
Issuance of long-term debt as non-cash settlement for newbuild delivery installment	0.0	181.8	177.9
Non-cash offset in respect of jack-up drilling rigs	0.0	0.0	26.8
Cash and cash equivalents	34.9	19.2	59.1
Restricted cash	3.3	0.0	69.4
Non-current restricted cash	7.8	0.0	0.0
Total cash and cash equivalents and restricted cash	$ 46.0	$ 19.2	$ 128.5